MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Intangible Assets (Details)		12 Months Ended
	Jul. 06, 2022	Dec. 31, 2023
Water and sewage concession rights | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)		50 years
Brand and trademarks | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)		15 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)		5 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	15 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)		15 years
Proprietary technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)		5 years